Income Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of components of the income tax expenses (benefit)
	Year ended March 31, 2023	Year ended March 31, 2022	Year ended March 31, 2021
	USD	USD	USD
Current	17,549	92,816	-
Deferred	-	-	-
Total	17,549	92,816	-

Schedule of reconciles the PRC statutory rates to the Company’s effective tax rate
	Year ended March 31, 2023	Year ended March 31, 2022	Year ended March 31, 2021
PRC Income tax statutory rate	(25.0)%	(25.0)%	(25)%
Effect of tax holiday and preferential tax rate	4.0%	4%	-
Non-deductible foreign losses	0.7%	19.5%	-%
Change in valuation allowance	24.8%	0.8%	25%
Non-deductible expenses and others	(4.6).%	-%	-%
Effective tax rate	(0.1)%	(2.3)%	-%